Summary of Significant Accounting Policies - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Jan. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts			$ 76,000	$ 0
Write-off of accounts receivable			1,000	0
Deferred offering costs			1,519,000
Foreign currency transaction realized and unrealized gain (loss)			$ (46,000)	36,000
Number of Operating segments			1
Operating lease right-of-use assets		$ 2,155,000
Operating lease liabilities		$ 2,285,000
Notice period for cancellation of agreement		30 days
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment useful life			5 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment useful life			3 years
Adoption of Topic 842
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 2,900,000
Operating lease liabilities	3,000,000
Derecognized the deferred rent liability	$ 100,000
Other Assets
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 1,500,000	$ 0
Customer [Member] | Revenue Benchmark [Member] | Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				19.00%
Customer [Member] | Revenue Benchmark [Member] | Customer One [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%